(Oppenheimer Champion Income Fund)

Investment Objective. The Fund's primary objective is to seek a high level of current income by investing mainly in a diversified portfolio of high-yield, lower-grade, fixed-income securities that the Fund's investment manager, OppenheimerFunds, Inc., believes does not involve undue risk. The Fund's secondary objective is to seek capital growth when that is consistent with its primary objective.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $50,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 13 of the prospectus and in the sections "How to Buy Shares" beginning on page 55 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Oppenheimer Champion Income Fund)	Class A	Class B	Class C	Class N	Class Y
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	4.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none	5.00%	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Oppenheimer Champion Income Fund)		Class A	Class B	Class C	Class N	Class Y
Management Fees		0.66%	0.66%	0.66%	0.66%	0.66%
Distribution and/or Service (12b-1) Fees		0.24%	1.00%	1.00%	0.49%	none
Other Expenses		0.70%	1.33%	0.61%	0.77%	0.15%
Total Annual Fund Operating Expenses		1.60%	2.99%	2.27%	1.92%	0.81%
Fee Waiver and Expense Reimbursement	[1]	(0.18%)	(0.72%)	(0.09%)	(0.26%)	none
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.42%	2.27%	2.18%	1.66%	0.81%
[1]	The Fund's transfer agent has voluntarily agreed to limit its fees for all classes to 0.35% of average annual net assets per class per fiscal year. This expense limitation may be amended or withdrawn after one year from the date of this prospectus.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example (Oppenheimer Champion Income Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	614	943	1,295	2,284
Class B	733	1,169	1,731	2,655
Class C	323	708	1,220	2,627
Class N	270	583	1,022	2,243
Class Y	83	260	451	1,006

If shares are not redeemed
Expense Example, No Redemption (Oppenheimer Champion Income Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	614	943	1,295	2,284
Class B	233	869	1,531	2,655
Class C	223	708	1,220	2,627
Class N	170	583	1,022	2,243
Class Y	83	260	451	1,006

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 69% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests in a variety of high-yield debt securities and related instruments. Those investments primarily include lower-grade corporate bonds. To a lesser extent, the Fund's investments include foreign corporate and government bonds, as well as swaps, including single name and index-linked credit default swaps.

Under normal market conditions, the Fund invests at least 60% of its total assets in high-yield, lower-grade, fixed-income securities, also referred to as "junk" bonds. The remainder of the Fund's assets may be invested in other debt securities, common stocks (and other equity securities), cash or cash equivalents, when the Manager believes these investments are consistent with the Fund's objectives. The Fund has no requirements as to the range of maturities of the debt securities it can buy or as to the market capitalization of the issuers of those securities.

The Fund's debt securities may be rated by nationally recognized statistical rating organizations such as Moody's Investors Service or Standard & Poor's or may be unrated. Lower-grade debt securities are those rated below "BBB" by Standard & Poor's or below "Baa" by Moody's Investors Service, or that have comparable ratings from other nationally-recognized rating organizations. Additionally, the Fund's investment adviser, Oppenheimer Funds, Inc., may internally assign ratings to certain of the Fund's unrated securities, after assessing their credit quality, in investment-grade or below-investment grade categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Manager's credit analysis is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization.

The Fund may invest in securities of U.S. or foreign issuers. When it does so, the Fund will tend to focus on securities of foreign issuers in developing markets. The Fund also uses certain types of derivative investments to try to enhance income or to try to manage ("hedge") investment risks, including: options, futures contracts, swaps, "structured" notes, and certain mortgage-related securities.

In selecting securities, the portfolio manager seeks to build a broadly diversified portfolio to try to moderate the special risks of investing in high-yield debt instruments. The portfolio manager currently uses a "bottom up" approach, focusing on the performance of individual securities while considering industry trends. He evaluates an issuer's liquidity, financial strength and earnings power. The Fund's portfolio manager also analyzes the overall investment opportunities and risks in different market sectors, industries and countries. The portfolio manager currently focuses on the following factors, which may vary in particular cases and may change over time:

  Issuers with earnings growth rates that are faster than the growth rate of the overall economy,

  Issuers with improvements in relative cash flows and liquidity to help them meet their obligations,

  Corporate sectors that in the portfolio manager's view are undervalued in the marketplace,

  Changes in the business cycle that might affect corporate profits, and

  Securities or sectors that will help the overall diversification of the portfolio.

The Fund may sell securities that the portfolio manager believes no longer meet the above criteria.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Debt Securities. Debt securities may be subject to credit risk, interest rate risk, prepayment risk and extension risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund's income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer's credit rating, for any reason, can also reduce the market value of the issuer's securities. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may be worth less than the amount the Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. When interest rates fall, debt securities may be repaid more quickly than expected and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as "prepayment risk." When interest rates rise, debt securities may be repaid more slowly than expected and the value of the Fund's holdings may fall sharply. This is referred to as "extension risk." Interest rate changes normally have different effects on variable or floating rate securities than they do on securities with fixed interest rates.

Special Risks of Lower-Grade Securities. Lower-grade securities, whether rated or unrated, may be subject to wider market fluctuation, greater credit risk and greater risk of loss of income and principal than investment-grade securities. The market for lower-grade securities may be less liquid and therefore they may be harder to sell at an acceptable price, especially during times of market volatility or decline.

Because the Fund can invest without limit in lower-grade securities, the Fund's credit risks are greater than those of funds that buy only investment-grade securities.

Fixed-Income Market Risks . Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns can cause increased volatility in those debt securities or debt securities markets. Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns could cause reduced liquidity in certain debt securities markets. A lack of liquidity or other adverse credit market conditions may hamper the Fund's ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

Main Risks of Foreign Investing. Foreign securities are subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those securities. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. These risks may be greater for investments in developing or emerging market countries.

Time-Zone Arbitrage. The Fund may invest in securities of foreign issuers that are traded in U.S. or foreign markets. If the Fund invests a significant amount of its assets in foreign markets, it may be exposed to "time-zone arbitrage" attempts by investors seeking to take advantage of differences in the values of foreign securities that might result from events that occur after the close of the foreign securities market on which a security is traded and before the Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. The Fund's use of "fair value pricing" to adjust certain market prices of foreign securities may help deter those activities.

Special Risks of Developing and Emerging Markets. The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. The governments of developing and emerging market countries may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and less developed legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in securities of issuers in developing or emerging market countries may be considered speculative.

Main Risks of Derivative Investments. Derivatives may be volatile and may involve significant risks. The underlying security or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The Fund may also lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. Certain derivative investments may be illiquid, making it difficult to close out an unfavorable position. Derivative transactions may require the payment of premiums and can increase portfolio turnover. As a result of these risks, the Fund could realize little or no income or lose money from its investment, or a hedge might be unsuccessful.

Who Is the Fund Designed For? The Fund is designed primarily for investors seeking high current income from a fund that invests mainly in lower-grade U.S. and foreign debt securities. Those investors should be willing to assume the greater risks of short-term share price fluctuations and the special credit risks that are typical for a fund that invests mainly in lower-grade fixed-income securities. The Fund is not designed for investors needing an assured level of current income. The Fund is intended to be a long-term investment, not a short-term trading vehicle. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/investors/overview/ChampionIncomeFund

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 16.82% (2nd Qtr 09) and the lowest return was -71.33% (4th Qtr 08). For the period from January 1, 2011 to December 31, 2011, the cumulative return before sales charges and taxes for Class A shares was -2.41%.

Average Annual Total Returns for the periods ended December 31, 2011

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Average Annual Total Returns (Oppenheimer Champion Income Fund)		Inception Date	1 Year	5 Years	10 Years (or life of class, if less)
Class A		Nov 16, 1987	(7.05%)	(22.87%)	(8.63%)
Class A Return After Taxes on Distributions			(9.54%)	(25.21%)	(11.21%)
Class A Return After Taxes on Distributions and Sale of Fund Shares			(4.49%)	(18.15%)	(7.25%)
Class B		Oct 2, 1995	(7.75%)	(22.95%)	(8.59%)
Class C		Dec 1, 1993	(4.10%)	(22.78%)	(8.92%)
Class N		Mar 1, 2001	(3.54%)	(22.35%)	(8.50%)
Class Y		Sep 1, 2006	(1.88%)	(21.78%)	(19.83%)
Merrill Lynch High Yield Master Index			4.38%	7.34%	8.59%
Merrill Lynch High Yield Master Index (reflects no deductions for fees, expenses or taxes)	[1]				7.96%
Barclays Capital U.S. Credit Bond Index			3.23%	1.35%	0.60%
Barclays Capital U.S. Credit Bond Index (reflects no deduction for fees, expenses or taxes)	[1]				1.37%
[1]	As of 08/31/06

(Oppenheimer Champion Income Fund)

Investment Objective. The Fund's primary objective is to seek a high level of current income by investing mainly in a diversified portfolio of high-yield, lower-grade, fixed-income securities that the Fund's investment manager, OppenheimerFunds, Inc., believes does not involve undue risk. The Fund's secondary objective is to seek capital growth when that is consistent with its primary objective.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $50,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 13 of the prospectus and in the sections "How to Buy Shares" beginning on page 55 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Oppenheimer Champion Income Fund)	Class A	Class B	Class C	Class N	Class Y
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	4.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none	5.00%	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Oppenheimer Champion Income Fund)		Class A	Class B	Class C	Class N	Class Y
Management Fees		0.66%	0.66%	0.66%	0.66%	0.66%
Distribution and/or Service (12b-1) Fees		0.24%	1.00%	1.00%	0.49%	none
Other Expenses		0.70%	1.33%	0.61%	0.77%	0.15%
Total Annual Fund Operating Expenses		1.60%	2.99%	2.27%	1.92%	0.81%
Fee Waiver and Expense Reimbursement	[1]	(0.18%)	(0.72%)	(0.09%)	(0.26%)	none
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.42%	2.27%	2.18%	1.66%	0.81%
[1]	The Fund's transfer agent has voluntarily agreed to limit its fees for all classes to 0.35% of average annual net assets per class per fiscal year. This expense limitation may be amended or withdrawn after one year from the date of this prospectus.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example (Oppenheimer Champion Income Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	614	943	1,295	2,284
Class B	733	1,169	1,731	2,655
Class C	323	708	1,220	2,627
Class N	270	583	1,022	2,243
Class Y	83	260	451	1,006

If shares are not redeemed
Expense Example, No Redemption (Oppenheimer Champion Income Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	614	943	1,295	2,284
Class B	233	869	1,531	2,655
Class C	223	708	1,220	2,627
Class N	170	583	1,022	2,243
Class Y	83	260	451	1,006

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 69% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests in a variety of high-yield debt securities and related instruments. Those investments primarily include lower-grade corporate bonds. To a lesser extent, the Fund's investments include foreign corporate and government bonds, as well as swaps, including single name and index-linked credit default swaps.

Under normal market conditions, the Fund invests at least 60% of its total assets in high-yield, lower-grade, fixed-income securities, also referred to as "junk" bonds. The remainder of the Fund's assets may be invested in other debt securities, common stocks (and other equity securities), cash or cash equivalents, when the Manager believes these investments are consistent with the Fund's objectives. The Fund has no requirements as to the range of maturities of the debt securities it can buy or as to the market capitalization of the issuers of those securities.

The Fund's debt securities may be rated by nationally recognized statistical rating organizations such as Moody's Investors Service or Standard & Poor's or may be unrated. Lower-grade debt securities are those rated below "BBB" by Standard & Poor's or below "Baa" by Moody's Investors Service, or that have comparable ratings from other nationally-recognized rating organizations. Additionally, the Fund's investment adviser, Oppenheimer Funds, Inc., may internally assign ratings to certain of the Fund's unrated securities, after assessing their credit quality, in investment-grade or below-investment grade categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Manager's credit analysis is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization.

The Fund may invest in securities of U.S. or foreign issuers. When it does so, the Fund will tend to focus on securities of foreign issuers in developing markets. The Fund also uses certain types of derivative investments to try to enhance income or to try to manage ("hedge") investment risks, including: options, futures contracts, swaps, "structured" notes, and certain mortgage-related securities.

In selecting securities, the portfolio manager seeks to build a broadly diversified portfolio to try to moderate the special risks of investing in high-yield debt instruments. The portfolio manager currently uses a "bottom up" approach, focusing on the performance of individual securities while considering industry trends. He evaluates an issuer's liquidity, financial strength and earnings power. The Fund's portfolio manager also analyzes the overall investment opportunities and risks in different market sectors, industries and countries. The portfolio manager currently focuses on the following factors, which may vary in particular cases and may change over time:

  Issuers with earnings growth rates that are faster than the growth rate of the overall economy,

  Issuers with improvements in relative cash flows and liquidity to help them meet their obligations,

  Corporate sectors that in the portfolio manager's view are undervalued in the marketplace,

  Changes in the business cycle that might affect corporate profits, and

  Securities or sectors that will help the overall diversification of the portfolio.

The Fund may sell securities that the portfolio manager believes no longer meet the above criteria.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Debt Securities. Debt securities may be subject to credit risk, interest rate risk, prepayment risk and extension risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund's income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer's credit rating, for any reason, can also reduce the market value of the issuer's securities. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may be worth less than the amount the Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. When interest rates fall, debt securities may be repaid more quickly than expected and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as "prepayment risk." When interest rates rise, debt securities may be repaid more slowly than expected and the value of the Fund's holdings may fall sharply. This is referred to as "extension risk." Interest rate changes normally have different effects on variable or floating rate securities than they do on securities with fixed interest rates.

Special Risks of Lower-Grade Securities. Lower-grade securities, whether rated or unrated, may be subject to wider market fluctuation, greater credit risk and greater risk of loss of income and principal than investment-grade securities. The market for lower-grade securities may be less liquid and therefore they may be harder to sell at an acceptable price, especially during times of market volatility or decline.

Because the Fund can invest without limit in lower-grade securities, the Fund's credit risks are greater than those of funds that buy only investment-grade securities.

Fixed-Income Market Risks . Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns can cause increased volatility in those debt securities or debt securities markets. Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns could cause reduced liquidity in certain debt securities markets. A lack of liquidity or other adverse credit market conditions may hamper the Fund's ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

Main Risks of Foreign Investing. Foreign securities are subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those securities. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. These risks may be greater for investments in developing or emerging market countries.

Time-Zone Arbitrage. The Fund may invest in securities of foreign issuers that are traded in U.S. or foreign markets. If the Fund invests a significant amount of its assets in foreign markets, it may be exposed to "time-zone arbitrage" attempts by investors seeking to take advantage of differences in the values of foreign securities that might result from events that occur after the close of the foreign securities market on which a security is traded and before the Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. The Fund's use of "fair value pricing" to adjust certain market prices of foreign securities may help deter those activities.

Special Risks of Developing and Emerging Markets. The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. The governments of developing and emerging market countries may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and less developed legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in securities of issuers in developing or emerging market countries may be considered speculative.

Main Risks of Derivative Investments. Derivatives may be volatile and may involve significant risks. The underlying security or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The Fund may also lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. Certain derivative investments may be illiquid, making it difficult to close out an unfavorable position. Derivative transactions may require the payment of premiums and can increase portfolio turnover. As a result of these risks, the Fund could realize little or no income or lose money from its investment, or a hedge might be unsuccessful.

Who Is the Fund Designed For? The Fund is designed primarily for investors seeking high current income from a fund that invests mainly in lower-grade U.S. and foreign debt securities. Those investors should be willing to assume the greater risks of short-term share price fluctuations and the special credit risks that are typical for a fund that invests mainly in lower-grade fixed-income securities. The Fund is not designed for investors needing an assured level of current income. The Fund is intended to be a long-term investment, not a short-term trading vehicle. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/investors/overview/ChampionIncomeFund

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 16.82% (2nd Qtr 09) and the lowest return was -71.33% (4th Qtr 08). For the period from January 1, 2011 to December 31, 2011, the cumulative return before sales charges and taxes for Class A shares was -2.41%.

Average Annual Total Returns for the periods ended December 31, 2011

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Average Annual Total Returns (Oppenheimer Champion Income Fund)		Inception Date	1 Year	5 Years	10 Years (or life of class, if less)
Class A		Nov 16, 1987	(7.05%)	(22.87%)	(8.63%)
Class A Return After Taxes on Distributions			(9.54%)	(25.21%)	(11.21%)
Class A Return After Taxes on Distributions and Sale of Fund Shares			(4.49%)	(18.15%)	(7.25%)
Class B		Oct 2, 1995	(7.75%)	(22.95%)	(8.59%)
Class C		Dec 1, 1993	(4.10%)	(22.78%)	(8.92%)
Class N		Mar 1, 2001	(3.54%)	(22.35%)	(8.50%)
Class Y		Sep 1, 2006	(1.88%)	(21.78%)	(19.83%)
Merrill Lynch High Yield Master Index			4.38%	7.34%	8.59%
Merrill Lynch High Yield Master Index (reflects no deductions for fees, expenses or taxes)	[1]				7.96%
Barclays Capital U.S. Credit Bond Index			3.23%	1.35%	0.60%
Barclays Capital U.S. Credit Bond Index (reflects no deduction for fees, expenses or taxes)	[1]				1.37%
[1]	As of 08/31/06

Shareholder Fees (dei_DocumentInformationDocumentAxis, (Oppenheimer Champion Income Fund))	0 Months Ended
Jan. 27, 2012
Class A
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	4.75%
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none
Class B
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	5.00%
Class C
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	1.00%
Class N
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	1.00%
Class Y
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none

Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Champion Income Fund))	0 Months Ended
	Jan. 27, 2012
Class A
Operating Expenses:
Management Fees	0.66%
Distribution and/or Service (12b-1) Fees	0.24%
Other Expenses	0.70%
Total Annual Fund Operating Expenses	1.60%
Fee Waiver and Expense Reimbursement	(0.18%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.42%
Class B
Operating Expenses:
Management Fees	0.66%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	1.33%
Total Annual Fund Operating Expenses	2.99%
Fee Waiver and Expense Reimbursement	(0.72%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	2.27%
Class C
Operating Expenses:
Management Fees	0.66%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.61%
Total Annual Fund Operating Expenses	2.27%
Fee Waiver and Expense Reimbursement	(0.09%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	2.18%
Class N
Operating Expenses:
Management Fees	0.66%
Distribution and/or Service (12b-1) Fees	0.49%
Other Expenses	0.77%
Total Annual Fund Operating Expenses	1.92%
Fee Waiver and Expense Reimbursement	(0.26%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.66%
Class Y
Operating Expenses:
Management Fees	0.66%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.81%
Fee Waiver and Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.81%

[1]	The Fund's transfer agent has voluntarily agreed to limit its fees for all classes to 0.35% of average annual net assets per class per fiscal year. This expense limitation may be amended or withdrawn after one year from the date of this prospectus.

Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Champion Income Fund), Class A)	0 Months Ended
Jan. 27, 2012
(Oppenheimer Champion Income Fund) | Class A
Bar Chart Table:
Annual Return 2002	(3.61%)
Annual Return 2003	25.92%
Annual Return 2004	9.21%
Annual Return 2005	2.66%
Annual Return 2006	9.19%
Annual Return 2007	(0.10%)
Annual Return 2008	(78.53%)
Annual Return 2009	20.29%
Annual Return 2010	13.80%
Annual Return 2011	(2.41%)

Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Champion Income Fund))	0 Months Ended
Jan. 27, 2012
Merrill Lynch High Yield Master Index
Average Annual Return:
1 Year	4.38%
5 Years	7.34%
10 Years (or life of class, if less)	8.59%
Merrill Lynch High Yield Master Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
10 Years (or life of class, if less)	7.96% [1]
Barclays Capital U.S. Credit Bond Index
Average Annual Return:
1 Year	3.23%
5 Years	1.35%
10 Years (or life of class, if less)	0.60%
Barclays Capital U.S. Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years (or life of class, if less)	1.37% [1]
Class A
Average Annual Return:
1 Year	(7.05%)
5 Years	(22.87%)
10 Years (or life of class, if less)	(8.63%)
Inception Date	Nov 16, 1987
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(9.54%)
5 Years	(25.21%)
10 Years (or life of class, if less)	(11.21%)
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(4.49%)
5 Years	(18.15%)
10 Years (or life of class, if less)	(7.25%)
Class B
Average Annual Return:
1 Year	(7.75%)
5 Years	(22.95%)
10 Years (or life of class, if less)	(8.59%)
Inception Date	Oct 2, 1995
Class C
Average Annual Return:
1 Year	(4.10%)
5 Years	(22.78%)
10 Years (or life of class, if less)	(8.92%)
Inception Date	Dec 1, 1993
Class N
Average Annual Return:
1 Year	(3.54%)
5 Years	(22.35%)
10 Years (or life of class, if less)	(8.50%)
Inception Date	Mar 1, 2001
Class Y
Average Annual Return:
1 Year	(1.88%)
5 Years	(21.78%)
10 Years (or life of class, if less)	(19.83%)
Inception Date	Sep 1, 2006

[1]	As of 08/31/06

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2011
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER CHAMPION INCOME FUND
Central Index Key	dei_EntityCentralIndexKey	0000820120
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan 27, 2012
Prospectus Date	rr_ProspectusDate	Jan 27, 2012
(Oppenheimer Champion Income Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Investment Objective. The Fund's primary objective is to seek a high level of current income by investing mainly in a diversified portfolio of high-yield, lower-grade, fixed-income securities that the Fund's investment manager, OppenheimerFunds, Inc., believes does not involve undue risk. The Fund's secondary objective is to seek capital growth when that is consistent with its primary objective.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $50,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 13 of the prospectus and in the sections "How to Buy Shares" beginning on page 55 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 69% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $50,000 in certain funds in the Oppenheimer family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategies. The Fund invests in a variety of high-yield debt securities and related instruments. Those investments primarily include lower-grade corporate bonds. To a lesser extent, the Fund's investments include foreign corporate and government bonds, as well as swaps, including single name and index-linked credit default swaps.

Under normal market conditions, the Fund invests at least 60% of its total assets in high-yield, lower-grade, fixed-income securities, also referred to as "junk" bonds. The remainder of the Fund's assets may be invested in other debt securities, common stocks (and other equity securities), cash or cash equivalents, when the Manager believes these investments are consistent with the Fund's objectives. The Fund has no requirements as to the range of maturities of the debt securities it can buy or as to the market capitalization of the issuers of those securities.

The Fund's debt securities may be rated by nationally recognized statistical rating organizations such as Moody's Investors Service or Standard & Poor's or may be unrated. Lower-grade debt securities are those rated below "BBB" by Standard & Poor's or below "Baa" by Moody's Investors Service, or that have comparable ratings from other nationally-recognized rating organizations. Additionally, the Fund's investment adviser, Oppenheimer Funds, Inc., may internally assign ratings to certain of the Fund's unrated securities, after assessing their credit quality, in investment-grade or below-investment grade categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Manager's credit analysis is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization.

The Fund may invest in securities of U.S. or foreign issuers. When it does so, the Fund will tend to focus on securities of foreign issuers in developing markets. The Fund also uses certain types of derivative investments to try to enhance income or to try to manage ("hedge") investment risks, including: options, futures contracts, swaps, "structured" notes, and certain mortgage-related securities.

In selecting securities, the portfolio manager seeks to build a broadly diversified portfolio to try to moderate the special risks of investing in high-yield debt instruments. The portfolio manager currently uses a "bottom up" approach, focusing on the performance of individual securities while considering industry trends. He evaluates an issuer's liquidity, financial strength and earnings power. The Fund's portfolio manager also analyzes the overall investment opportunities and risks in different market sectors, industries and countries. The portfolio manager currently focuses on the following factors, which may vary in particular cases and may change over time:

  Issuers with earnings growth rates that are faster than the growth rate of the overall economy,

  Issuers with improvements in relative cash flows and liquidity to help them meet their obligations,

  Corporate sectors that in the portfolio manager's view are undervalued in the marketplace,

  Changes in the business cycle that might affect corporate profits, and

  Securities or sectors that will help the overall diversification of the portfolio.

The Fund may sell securities that the portfolio manager believes no longer meet the above criteria.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Debt Securities. Debt securities may be subject to credit risk, interest rate risk, prepayment risk and extension risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund's income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer's credit rating, for any reason, can also reduce the market value of the issuer's securities. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may be worth less than the amount the Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. When interest rates fall, debt securities may be repaid more quickly than expected and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as "prepayment risk." When interest rates rise, debt securities may be repaid more slowly than expected and the value of the Fund's holdings may fall sharply. This is referred to as "extension risk." Interest rate changes normally have different effects on variable or floating rate securities than they do on securities with fixed interest rates.

Special Risks of Lower-Grade Securities. Lower-grade securities, whether rated or unrated, may be subject to wider market fluctuation, greater credit risk and greater risk of loss of income and principal than investment-grade securities. The market for lower-grade securities may be less liquid and therefore they may be harder to sell at an acceptable price, especially during times of market volatility or decline.

Because the Fund can invest without limit in lower-grade securities, the Fund's credit risks are greater than those of funds that buy only investment-grade securities.

Fixed-Income Market Risks . Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns can cause increased volatility in those debt securities or debt securities markets. Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns could cause reduced liquidity in certain debt securities markets. A lack of liquidity or other adverse credit market conditions may hamper the Fund's ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

Main Risks of Foreign Investing. Foreign securities are subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those securities. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. These risks may be greater for investments in developing or emerging market countries.

Time-Zone Arbitrage. The Fund may invest in securities of foreign issuers that are traded in U.S. or foreign markets. If the Fund invests a significant amount of its assets in foreign markets, it may be exposed to "time-zone arbitrage" attempts by investors seeking to take advantage of differences in the values of foreign securities that might result from events that occur after the close of the foreign securities market on which a security is traded and before the Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. The Fund's use of "fair value pricing" to adjust certain market prices of foreign securities may help deter those activities.

Special Risks of Developing and Emerging Markets. The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. The governments of developing and emerging market countries may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and less developed legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in securities of issuers in developing or emerging market countries may be considered speculative.

Main Risks of Derivative Investments. Derivatives may be volatile and may involve significant risks. The underlying security or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The Fund may also lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. Certain derivative investments may be illiquid, making it difficult to close out an unfavorable position. Derivative transactions may require the payment of premiums and can increase portfolio turnover. As a result of these risks, the Fund could realize little or no income or lose money from its investment, or a hedge might be unsuccessful.

Who Is the Fund Designed For? The Fund is designed primarily for investors seeking high current income from a fund that invests mainly in lower-grade U.S. and foreign debt securities. Those investors should be willing to assume the greater risks of short-term share price fluctuations and the special credit risks that are typical for a fund that invests mainly in lower-grade fixed-income securities. The Fund is not designed for investors needing an assured level of current income. The Fund is intended to be a long-term investment, not a short-term trading vehicle. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/investors/overview/ChampionIncomeFund

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.225.5677
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/investors/overview/ChampionIncomeFund
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 16.82% (2nd Qtr 09) and the lowest return was -71.33% (4th Qtr 08). For the period from January 1, 2011 to December 31, 2011, the cumulative return before sales charges and taxes for Class A shares was -2.41%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

(Oppenheimer Champion Income Fund) | Merrill Lynch High Yield Master Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.38%
5 Years	rr_AverageAnnualReturnYear05	7.34%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	8.59%
(Oppenheimer Champion Income Fund) | Merrill Lynch High Yield Master Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	7.96%	[2]
(Oppenheimer Champion Income Fund) | Barclays Capital U.S. Credit Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.23%
5 Years	rr_AverageAnnualReturnYear05	1.35%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	0.60%
(Oppenheimer Champion Income Fund) | Barclays Capital U.S. Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	1.37%	[2]
(Oppenheimer Champion Income Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Other Expenses	rr_OtherExpensesOverAssets	0.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.42%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	614
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	943
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,295
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,284
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	614
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	943
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,295
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,284
Annual Return 2002	rr_AnnualReturn2002	(3.61%)
Annual Return 2003	rr_AnnualReturn2003	25.92%
Annual Return 2004	rr_AnnualReturn2004	9.21%
Annual Return 2005	rr_AnnualReturn2005	2.66%
Annual Return 2006	rr_AnnualReturn2006	9.19%
Annual Return 2007	rr_AnnualReturn2007	(0.10%)
Annual Return 2008	rr_AnnualReturn2008	(78.53%)
Annual Return 2009	rr_AnnualReturn2009	20.29%
Annual Return 2010	rr_AnnualReturn2010	13.80%
Annual Return 2011	rr_AnnualReturn2011	(2.41%)
Year to Date Return, Label	rr_YearToDateReturnLabel	For the period from January 1, 2011 to December 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.41%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a calendar quarter was 16.82% (2nd Qtr 09)
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return was -71.33% (4th Qtr 08)
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(71.33%)
1 Year	rr_AverageAnnualReturnYear01	(7.05%)
5 Years	rr_AverageAnnualReturnYear05	(22.87%)
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	(8.63%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 16, 1987
(Oppenheimer Champion Income Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.54%)
5 Years	rr_AverageAnnualReturnYear05	(25.21%)
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	(11.21%)
(Oppenheimer Champion Income Fund) | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.49%)
5 Years	rr_AverageAnnualReturnYear05	(18.15%)
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	(7.25%)
(Oppenheimer Champion Income Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.99%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.72%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	2.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	733
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,169
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,731
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,655
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	233
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	869
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,531
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,655
1 Year	rr_AverageAnnualReturnYear01	(7.75%)
5 Years	rr_AverageAnnualReturnYear05	(22.95%)
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	(8.59%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 1995
(Oppenheimer Champion Income Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.27%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	2.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	323
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	708
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,220
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,627
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	223
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	708
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,220
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,627
1 Year	rr_AverageAnnualReturnYear01	(4.10%)
5 Years	rr_AverageAnnualReturnYear05	(22.78%)
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	(8.92%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 1993
(Oppenheimer Champion Income Fund) | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.49%
Other Expenses	rr_OtherExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.92%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	270
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	583
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,022
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,243
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	170
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	583
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,022
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,243
1 Year	rr_AverageAnnualReturnYear01	(3.54%)
5 Years	rr_AverageAnnualReturnYear05	(22.35%)
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	(8.50%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
(Oppenheimer Champion Income Fund) | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	260
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	451
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,006
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	83
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	260
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	451
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,006
1 Year	rr_AverageAnnualReturnYear01	(1.88%)
5 Years	rr_AverageAnnualReturnYear05	(21.78%)
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	(19.83%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2006
[1]	The Fund's transfer agent has voluntarily agreed to limit its fees for all classes to 0.35% of average annual net assets per class per fiscal year. This expense limitation may be amended or withdrawn after one year from the date of this prospectus.
[2]	As of 08/31/06